Other Current Assets (Tables)	6 Months Ended
Sep. 30, 2022
Other Current Assets Table [abstract]
Schedule of other current assets
	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
GST receivables and other tax deposits	$25,719	$27,400
Deferred debt discount on promissory note	—	30,000
Deferred commission charges on promissory note	—	22,002
Deferred IPO costs	—	34,164
Receivable from director	214,458	214,458
Prepaid expenses	—	—
	$240,177	$328,024